Additional information - condensed financial statements of the Company - Cash Flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	¥ 300,125	¥ 683,699	¥ 623,713
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expense	414	2,253	9,405
Share of income from subsidiaries	(10,105)	147	(2,147)
Change in the fair value of derivatives	2,270	(48,845)	(44,033)
Exchange (gain)/loss	17,590	(54,907)	(11,274)
Changes in operating assets and liabilities:
Decrease in other current assets	(178,547)	(134,856)	257,846
Net cash provided by operating activities	1,804,052	1,019,699	1,257,545
Cash flows from investing activities:
Net cash used in investing activities	(3,279,380)	(3,085,890)	(1,103,188)
Cash flows from financing activities:
Proceeds from exercise of stock options	23		1,196
Net cash provided by financing activities	455,035	1,706,364	563,465
Effect of exchange rate changes on cash and cash equivalents	(75,654)	45,935	10,463
Net increase/(decrease) in cash and cash equivalents	(1,095,947)	(313,892)	728,285
Cash and cash equivalents at the beginning of the year	2,569,402	2,883,294	2,155,009
Cash and cash equivalents at the end of the year	1,473,455	2,569,402	2,883,294
JA Solar Holdings Co., Ltd.
Cash flows from operating activities:
Net income	300,125	683,699	623,713
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expense	301	420	3,681
Share of income from subsidiaries	(476,865)	(449,078)	(509,243)
Change in the fair value of derivatives		(70,882)	(39,593)
Exchange (gain)/loss	159,499	(168,270)	(150,686)
Changes in operating assets and liabilities:
Decrease in other current assets			2,257
(Decrease)/increase in other payables to subsidiaries and employees	49	(6,374)	10
Increase in accrued and other liabilities	1,295	141	18,690
Net cash provided by operating activities	(15,596)	(10,344)	(51,171)
Cash flows from investing activities:
Loans repayment by subsidiaries	(751,908)	(9,416)	(37,206)
Loans provided to subsidiaries	(640,988)
Net cash used in investing activities	110,920	9,416	37,206
Cash flows from financing activities:
Proceeds from exercise of stock options			1,196
Proceeds from short-term loan from subsidiaries			125,050
Repurchase of ADS			(139,753)
Repayment of long-term loan from subsidiaries	(96,023)		(1,583)
Net cash provided by financing activities	(96,023)		(15,090)
Effect of exchange rate changes on cash and cash equivalents	4,078	23	902
Net increase/(decrease) in cash and cash equivalents	3,379	(905)	(28,153)
Cash and cash equivalents at the beginning of the year	165	1,070	29,223
Cash and cash equivalents at the end of the year	¥ 3,544	¥ 165	¥ 1,070